Disaggregation of revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Disaggregated by Customer Concentration
Revenue disaggregated by customer concentration is as follows:

	Year ended
	December 31, 2025	December 31, 2024 (As Restated)	December 31, 2023 (As Restated)
	(in thousands)
Top client	$576,265	$641,655	$704,025
Clients 2-5	1,469,978	1,421,972	1,447,934
Clients 6-10	1,164,937	1,288,951	1,168,102
Clients 11-25	2,072,282	1,759,121	1,747,681
Other	2,967,878	3,077,291	2,987,184
Total	$8,251,340	$8,188,990	$8,054,926